INCOME TAXES - Principal components of the deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Write-down of prepaid expenses and other current assets	$ 8,027	$ 8,028
Net operating loss carry forwards	1,767	1,251
Subtotal	9,794	9,279
Deferred tax liabilities:
Intangible assets acquired in business combination	(2,125)	(2,333)
Less: valuation allowance	(9,794)	(9,279)	$ (9,180)	$ (1,061)
Deferred tax liabilities, net	$ (2,125)	$ (2,333)